PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5: PROPERTY AND EQUIPMENT, NET

	December 31,
	2025	2024
Computers, software, patents and electronic equipment	$23,509	$20,912
Office furniture and equipment	11,888	9,804
Leasehold improvements	33,855	22,000
Capitalized software development costs	22,735	17,629
Capital leases	—	254
Property and equipment, gross	91,987	70,599
Less accumulated depreciation and amortization	(38,099)	(29,023)
Property and equipment, net	$53,888	$41,576

Depreciation and amortization expense was $13,805, $11,858 and $8,961, for the years ended December 31, 2025, 2024 and 2023, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company recognized capital losses of $290, $576 and $62, respectively.

The Company capitalized costs related to the development of internal-use software of $5,107, $3,013 and $4,019 for the years ended December 31, 2025, 2024 and 2023, respectively. Amortization of capitalized software development costs was $3,840, $3,883 and $2,558 for the years ended December 31, 2025, 2024 and 2023, respectively. The net carrying value of capitalized software development costs was $10,090 and $8,823 as of December 31, 2025 and 2024, respectively.